GREAT-WEST FUNDS, INC.
Great-West Aggressive Profile I Fund
(the “Fund”)
Initial Class and Class L Shares
Supplement dated July 8, 2014 to the Prospectus and Summary Prospectus for the
Fund, each dated May 1, 2014
Effective immediately, the table titled “Average Annual Total Returns for the Periods Ended December 31, 2013” in the Prospectus and Summary Prospectus for the Fund is hereby deleted in its entirety and replaced with the following table titled “Average Annual Total Returns for the Periods Ended December 31, 2013.”

Great-West Aggressive Profile I Fund
Average Annual Total Returns for the Periods Ended December 31, 2013
Average Annual Total Returns GREAT-WEST FUNDS INC Great-West Aggressive Profile I Fund	Label	1 Year	5 Years	10 Years
Great-West Aggressive Profile I Fund Initial Class	Great-West Aggressive Profile I Fund Initial Class	28.85%	17.13%	7.60%
Wilshire 5000 Index	Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	33.06%	18.58%	7.97%
Composite Index	Composite Index (reflects no deduction for fees, expenses or taxes)	29.33%	16.79%	7.75%